Consolidated Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Income tax relating to cash flow hedges included in other comprehensive income	$ (359,000)	$ (463,000)	$ 750,000
Taxes related to net investments in foreign operations	45,000	0	0	[1]
Income tax related to remeasurement of defined benefit plan included in other comprehensive income	$ 173,000	$ 730,000	$ 213,000

[1]	Presented net of deferred income tax expense of $45 in 2019, nil in 2018 and 2017.